INVESTMENT IN SURGE BATTERY METALS INC. - Disclosure of unaudited loss and comprehensive loss for periods under investments accounted for using equity method (Details) - CAD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Investments Accounted For Using Equity Method [Line Items]
Comprehensive loss for the period (in accordance with ALC's accounting policies)		$ (39,883,230)	$ (34,985,004)
Surge Battery Metals Inc [Member]
Investments Accounted For Using Equity Method [Line Items]
Comprehensive loss for the period (per Surge Financial Statements)	$ (6,547,134)
Exploration & evaluation expenditures	(2,929,765)
Comprehensive loss for the period (in accordance with ALC's accounting policies)	$ (9,476,899)